SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of NASB Financial, Inc. (the “Company”), its wholly-owned subsidiary, North American Savings Bank, F.S.B. (the “Bank”), and the Bank’s wholly-owned subsidiary, Nor-Am Service Corporation. All significant inter-company transactions have been eliminated in consolidation. The consolidated financial statements do not include the accounts of our wholly owned statutory trust, NASB Preferred Trust I (the “Trust”). The Trust qualifies as a special purpose entity that is not required to be consolidated in the financial statements of NASB Financial, Inc. The Trust Preferred Securities issued by the Trust are included in Tier I capital for regulatory capital purposes.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand plus interest-bearing deposits in the Federal Home Loan Bank of Des Moines totaling $3.5 million and $5.7 million as of September 30, 2013 and 2012, respectively. The Federal Reserve Board (“FRB”) requires federally chartered savings banks to maintain non-interest-earning cash reserves at specified levels against their transaction accounts. Required reserves may be maintained in the form of vault cash, a non-interest-bearing account at a Federal Reserve Bank, or a pass-through account, as defined by FRB. At September 30, 2013, the Bank’s reserve requirement was $4.1 million.

Securities and Mortgage-Backed Securities

Securities and Mortgage-Backed Securities

Securities and mortgage-backed securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Securities and mortgage-backed securities not classified as held to maturity or trading are classified as available for sale. As of September 30, 2013 and 2012, the Company had no assets designated as trading. Securities and mortgage-backed securities held to maturity are stated at cost. Securities and mortgage-backed securities classified as available for sale are recorded at their fair values, with unrealized gains and losses, net of income taxes, reported as accumulated other comprehensive income or loss.

Premiums and discounts are recognized as adjustments to interest income over the life of the securities using a method that approximates the level yield method. Gains or losses on the disposition of securities are based on the specific identification method. Securities are valued using market prices in an active market, if available. Less frequently traded securities are valued using industry standard models which utilize various assumptions such as historical prices of the same or similar securities, and observation of market prices of securities of the same issuer, market prices of same-sector issuers, and fixed income indexes. Mortgage-backed securities are valued by using industry standard models which utilize various inputs and assumptions such as historical prices of benchmark securities, prepayment estimates, loan type, and year of origination.

Management monitors the securities and mortgage-backed securities portfolios for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. If management intends to sell an impaired security or mortgage-backed security, or if it is more likely than not that management will be required to sell the impaired security prior to recovery of its amortized cost basis, the Bank will recognize a loss in earnings. If management does not intend to sell a debt security or mortgage-backed security, or if it is more likely than not that management will not be required to sell the impaired security prior to recovery of its amortized cost, regardless of whether the security is classified as available for sale or held to maturity, the Bank will recognize the credit component of the loss in earnings and the remaining portion in other comprehensive income. The credit loss component recognized in earnings is the amount of principal cash flows not expected to be received over the remaining life of the security. The amount of other-than temporary-impairment included in other comprehensive income is amortized over the remaining life of the security.

Loans Receivable Held for Sale

Loans Receivable Held for Sale

As the Bank originates loans each month, management evaluates the existing market conditions to determine which loans will be held in the Bank’s portfolio and which loans will be sold in the secondary market. Loans sold in the secondary market are sold with servicing released or converted into mortgage-backed securities (“MBS”) and sold with the servicing retained by the Bank. At the time of each loan commitment, a decision is made to either hold the loan for investment, hold it for sale with servicing retained, or hold it for sale with servicing released. Management monitors market conditions to decide whether loans should be held in the portfolio or sold and if sold, which method of sale is appropriate.

Loans held for sale are carried at fair value. Gains or losses on such sales are recognized using the specific identification method. The transfer of a loan receivable held for sale is accounted for as a sale when control over the asset has been surrendered. The Bank issues various representations and warranties and standard recourse provisions associated with the sale of loans, which are described more fully in Footnote 6.

Loans Receivable Held for Investment, Net

Loans Receivable Held for Investment, Net

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the amount of unpaid principal less an allowance for loan losses, undisbursed loan funds and unearned discounts and loan fees, net of certain direct loan origination costs. Interest on loans is credited to income as earned and accrued only when it is deemed collectible. Loans are placed on nonaccrual status when, in the opinion of management, the full timely collection of principal or interest is in doubt. The accrual of interest is discontinued when principal or interest payments become doubtful. As a general rule, this occurs when the loan becomes ninety days past due. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is reversed against current income. Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears or recorded as income, depending on Bank management’s assessment of the ultimate collectability of the loan. Nonaccrual loans may be restored to accrual status when principal and interest become current and the full payment of principal and interest is expected.

A loan becomes impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. A restructuring of debt is considered a TDR if, because of a debtor’s financial difficulty, a creditor grants concessions that it would not otherwise consider. Loans modified in troubled debt restructurings are also considered impaired. Concessions granted in a TDR could include a reduction in interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Once a loan has been deemed impaired, the impairment must be measured by comparing the recorded investment in the loan to the present value of the estimated future cash flows discounted at the loan’s effective rate, or to the fair value of the loan based on the loan’s observable market price, or to the fair value of the collateral if the loan is collateral dependent. Unless the loan is performing prior to the restructure, TDRs are placed in non-accrual status at the time of restructuring and may only be returned to performing status after the borrower demonstrates sustained repayment performance for a reasonable period, generally six months.

Net loan fees and direct loan origination costs are deferred and amortized as yield adjustments to interest income using the level-yield method over the contractual lives of the related loans.

Allowance for Loan Losses

Allowance for Loan Losses

The Bank considers a loan to be impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. If a loan is impaired, the Bank records a loss valuation equal to the excess of the loan’s carrying value over the present value of the estimated future cash flows discounted at the loan’s initial effective rate, or the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. One-to-four family residential loans and consumer loans are collectively evaluated for impairment. Loans on residential properties with greater than four units, on construction and development and commercial properties are evaluated for impairment on a loan by loan basis. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent losses in the portfolio, and various subjective factors such as economic and business conditions. Assessing the adequacy of the allowance for loan losses is inherently subjective as it requires making material estimates, including the amount and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. In management’s opinion, the allowance, when taken as a whole, is adequate to absorb reasonable estimated loan losses inherent in the Bank’s loan portfolio.

Foreclosed Assets Held for Sale

Foreclosed Assets Held for Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

Premises and Equipment

Premises and Equipment

Premises and equipment are recorded at cost, less accumulated depreciation. Depreciation of premises and equipment is provided over the estimated useful lives (from three to forty years for buildings and improvements and from three to ten years for furniture, fixtures, and equipment) of the respective assets using the straight-line method. Maintenance and repairs are charged to expense. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Investment in LLCs

Investment in LLCs

The Company is a partner in two limited liability companies, which were formed for the purpose of purchasing and developing vacant land in Platte County, Missouri. These investments are accounted for using the equity method of accounting.

Goodwill

Goodwill

The Company has goodwill of $1.8 million at September 30, 2013 and 2012. This asset, which resulted from the Bank’s acquisition of CBES Bancorp, Inc. in fiscal 2003, was assigned to the banking segment of the business. In accordance with GAAP, the Company tests its goodwill for impairment annually, or more frequently if events indicate that the asset might be impaired. The first step of the goodwill impairment test compares the fair value of a reporting segment with its carrying amount, including goodwill. If the carrying value of a reporting unit exceeds its fair value, a second step of the goodwill impairment test is required, which compares the implied fair value of reporting unit goodwill to its carrying value. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination is determined. At September 30, 2013 and 2012, the Company’s stock price was in excess of its book value per share; thus, the Company did not perform the second step of the goodwill impairment test as of that date.

Stock Options

Stock Options

The Company has a stock-based employee compensation plan which is described more fully in Footnote 17, Stock Option Plan. The Company recognizes compensation cost over the five-year service period for its stock option awards. Stock based compensation related to stock options totaled $(44,000), $5,000 and $49,000 during the years ended September 30, 2013, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company files a consolidated Federal income tax return with its subsidiaries using the accrual method of accounting.

The Company provides for income taxes using the asset/liability method. Deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Bank’s bad debt deduction for the years ended September 30, 2013, 2012 and 2011, was based on the specific charge off method. The percentage method for additions to the tax bad debt reserve was used prior to the fiscal year ended September 30, 1997. Under the current tax rules, Banks are required to recapture their accumulated tax bad debt reserve, except for the portion that was established prior to 1988, the “base-year.” The recapture of the excess reserve was completed over a six-year phase-in-period that began with the fiscal year ended September 30, 1999. A deferred income tax liability is required to the extent the tax bad debt reserve exceeds the 1988 base year amount. Retained earnings include approximately $3.7 million representing such bad debt reserve for which no deferred taxes have been provided. Distributing the Bank’s capital in the form of stock redemptions caused the Bank to recapture a significant amount of its bad debt reserve prior to the phase-in period.

Derivative Instruments

Derivative Instruments

The Bank regularly enters into commitments to originate and sell loans held for sale. Certain commitments are considered derivative instruments under GAAP, which requires the Bank to recognize all derivative instruments in the balance sheet and to measure those instruments at fair value. As of September 30, 2013 and 2012, the fair value of loan related commitments resulted in a net asset of $1.0 million and $4.1 million, respectively.

Revenue Recognition	Revenue Recognition Interest income, loan servicing fees, customer service fees and charges and ancillary income related to the Bank’s deposits and lending activities are accrued as earned.
Earnings Per Share

Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year. Diluted earnings per share is computed using the weighted average common shares and all potential dilutive common shares outstanding during the year. Dilutive securities consist entirely of stock options granted to employees as incentive stock options under Section 442A of the Internal Revenue Code as amended.

The computations of basic and diluted earnings (loss) per share are presented in the following table. Dollar amounts are expressed in thousands, except per share data.

	Year Ended September 30,
	2013	2012	2011
Net income (loss)	$27,627	18,110	(16,268)

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	—	—	—

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$3.51	2.30	(2.07)
Diluted earnings (loss) per share	3.51	2.30	(2.07)

At September 30, 2013 and 2012, options to purchase 41,138 and 47,538 shares of the Company’s stock were outstanding. These options were not included in the calculation of diluted earnings (loss) per share because the option exercise price was greater than the average market price of the common shares for the period, thus making the options anti-dilutive.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, which clarifies the guidance on how creditors evaluate whether a restructuring of debt qualifies as a TDR. Examples of restructurings include an extension of a loan’s maturity date, a reduction in the interest rate, forgiveness of a debt’s face amount and/or accrued interest, and a deferral or decrease in payments for a period of time. The amendments clarify the definition of a TDR in ASC 310-40, which provides that a debt restructuring is considered a TDR if the creditor, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider. The framework for evaluating a restructuring requires that a creditor determine if both of the following conditions are met: 1) the borrower is experiencing financial difficulties, and 2) the restructuring includes a concession by the creditor to the borrower. For public companies, this standard was effective for the first interim or annual period beginning on or after June 15, 2011. The Company early adopted the ASU in its second fiscal quarter, as permitted by the standard. As a result of adopting the amendments in ASU 2011-02, the Company reassessed all restructurings that occurred on or after October 1, 2010, the beginning of the prior fiscal year, for identification as TDRs. The Company identified as TDRs certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of impairment measured in accordance with the guidance of ASC 310-10-35 for the receivables that are newly identified as impaired. The early adoption of the ASU resulted in a significant increase in the number of loans within its construction and development portfolios that are considered TDRs and had a substantially material impact on the Company’s financial statements for the period ended March 31, 2011. At March 31, 2011, the period of adoption, the recorded investment in receivables for which the allowance for credit losses was previously measured under a general allowance for credit losses methodology and are now impaired under ASC 310-10-35 was $28.1 million, and the resulting allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $8.0 million. In addition, the Company identified loans with a recorded investment of $6.7 million which were previously deemed impaired under the guidance in ASC 310-10-35, but were not considered TDRs. As a result of adopting the amendments in ASU 2011-02, these loans were identified as TDRs and the resulting increase in the allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $3.3 million. This increase in estimated loss was due to the Company’s adoption of a change in methodology for valuing its real estate development portfolio, given the current adverse economic environment, during the quarter ended March 31, 2011.

In December 2011, the FASB issued ASU No. 2011-11, which requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. This additional disclosure is intended to provide greater transparency of the effect or potential effect of rights of offset associated with certain financial instruments and derivative instruments. This standard is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The amendments within this update are to be applied retrospectively for all comparative periods presented. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies the scope of the requirements ASU 2011-11. This standard is effective for fiscal years beginning on or after January 1, 2013. The amendments within this update are to be applied retrospectively for all comparative periods presented. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting reclassification out of accumulated other comprehensive income. The new standard is effective for fiscal years beginning after December 15, 2012, including interim periods within those years. The amendments should be prospectively applied. The amendments do not change the current requirement for reporting net income or other comprehensive income. The amendments require an organization to present on the face of the financial statements, or in the footnotes, the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income if the item reclassified is required to be reclassified to net income in its entirety in the same reporting period. Additionally, for other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required to provide additional detail about those amounts. Management does not believe that the adoption of this standard will have a material impact on the Company’s consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reported periods. Estimates were used to establish loss reserves for both loans and foreclosed assets, accruals for loan recourse provisions, and fair values of financial instruments, among other items. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain amounts for 2012 and 2011 have been reclassified to conform to the current year presentation.